Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Components of Inventories
Inventory consisted of the following:

	June 30,	December 31,
	2022	2021

	(in thousands)
Raw materials	$1,779	$612
Work-in-process	209	173
Finished goods	1,591	69
Consignment	—	163
Inventory allowance	(473)	(95)

Total inventory, net	$3,106	$922

Inventories consisted of the following:

	December 31,
	2021	2020

	(in thousands)
Raw materials	$145	$21
Work-in-process	173	83
Finished goods	69	5
Packaging	467	182
Consignment	163	21
Inventory allowance	(95)	(69)

Total inventory, net	$922	$243